Business Restructuring (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Activity Related to Restructuring Reserves
The following table summarizes the restructuring plan and the activity in the restructuring reserve during the year ended December 31, 2012:

(Millions, except no. of employees)	Severance and Other Costs	Pension Curtailment (Gains)/Losses	Asset Write-offs	Total Reserve	Employees Impacted
Performance Coatings	$55	$1	$12	$68	867
Industrial Coatings	38	(1)	8	45	394
Architectural Coatings - EMEA	61	(5)	3	59	881
Optical & Specialty Materials	2	—	30	32	50
Glass	3	—	—	3	36
Corporate	1	—	—	1	4
Total	$160	$(5)	$53	$208	2,232
2012 activity	(83)	$5	(53)	(131)	(1,631)
Currency impact	$(2)	$—	$—	$(2)	—
Balance as of December 31, 2012	$75	$—	$—	$75	601